Document and Entity Information	Jan. 09, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 09, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jan. 09, 2017
Document Effective Date	Jan. 09, 2017
Prospectus Date	Nov. 28, 2016
PACE® Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE® Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® Global Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX